Loans and Allowance for Loan Losses - Categories of Impaired Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Categories of impaired loans
Non-accrual loans	$ 34,559	$ 4,754
Non-performing TDRs - 90 days past due		106
Performing TDRs	2,776	2,535
Total impaired loans	$ 37,335	$ 7,395